SEGMENT REPORTING - Schedule of Geographic Allocation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SEGMENT REPORTING - Schedule of Geographic Allocation (Details) [Line Items]
Total revenues	$ 57,245,167	$ 41,103,389	$ 31,772,286
Singapore [Member]
SEGMENT REPORTING - Schedule of Geographic Allocation (Details) [Line Items]
Total revenues	45,910,496	35,276,322	29,158,317
Malaysia [Member]
SEGMENT REPORTING - Schedule of Geographic Allocation (Details) [Line Items]
Total revenues	8,751,244	5,676,996	2,613,969
Other [Member]
SEGMENT REPORTING - Schedule of Geographic Allocation (Details) [Line Items]
Total revenues	$ 2,583,427	$ 150,071	$ 0